Group Accounting Policies - IFRS 16 and IFRIC 23 (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Application of new accounting standards
Retained earnings						$ 2,812		$ 5,683		$ 8,221
Right-of-use assets						647
Lease liabilities						675
Net decrease in cash and cash equivalents in the period		$ 547	$ 1,537	$ (1,686)
Net cash inflow/(outflow) from financing activities		(1,765)	(2,044)	(2,936)
Net cash inflow/(outflow) from operating activities		2,969	$ 2,618	3,578
Repayment of lease obligation		$ 186		$ 14
Current tax liabilities						1,361		1,164		1,350
Trade and other payables						13,987		12,841		11,641
Number of hedge relationship isntruments effected with LIBOR | item		1
Borrowings						$ 18,227		$ 19,113		$ 17,807
0.875% Non-callable bond
Application of new accounting standards
Interest rate on lease liabilities					0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Borrowings | €					€ 750		€ 750		€ 750
IFRS 16
Application of new accounting standards
Retained earnings	$ 0
Right-of-use assets	722
Lease liabilities	$ 720
Interest rate on lease liabilities	3.00%
Net decrease in cash and cash equivalents in the period	$ 0
Net cash inflow/(outflow) from financing activities	(186)
Net cash inflow/(outflow) from operating activities	186
IFRIC 23 | Changes in accounting policy required by IFRSs
Application of new accounting standards
Retained earnings	54
Current tax liabilities	(51)
Trade and other payables	$ (3)
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Application of new accounting standards
Nominal amounts in local currency | €					300		300		300